Bank Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Bank Loans [Line Items]
Bank loans	$ 30,217,329	$ 23,232,856
Effective weighted average interest rates	2.856%	2.95%	3.467%
Loan principals due year	1 year
Credit Facilities One [Member] | Line of Credit [Member]
Bank Loans [Line Items]
Borrow up existing credit facilities	$ 44,414,681
Credit facilities used	$ 14,197,352
Taipei Fubon Bank [Member]
Bank Loans [Line Items]
Borrowed amount		$ 58,000,000